Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 68,790	$ 47,236
Cost of goods sold	52,813	35,637
Gross profit	15,977	11,599
Operating expenses
Selling, general and administrative	11,070	7,635
Foreign exchange (gain) loss	197	(133)
Total operating expenses	11,267	7,502
Operating income	4,710	4,096
Interest and bank charges	646	182
Other expense	820	353
Earnings from continuing operations before income taxes	3,244	3,561
Provision for income taxes	773	327
Earnings from continuing operations	2,471	3,234
Loss from discontinued operations, net of income taxes	(2,531)	(288)
Net earnings (loss)	$ (60)	$ 2,946
Earnings from continuing operations per common share:
Basic	$ 0.42	$ 0.55
Diluted	$ 0.42	$ 0.55
Earnings (loss) per common share:
Basic	$ (0.01)	$ 0.50
Diluted	$ (0.01)	$ 0.50
Weighted average common shares outstanding:
Basic	5,907	5,872
Diluted	5,949	5,931